Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2023
Certain risks and concentration
Schedule of financial data for VIEs on aggregated basis

	As of December 31,
	2022	2023
Assets
Cash and cash equivalents	1,497	1,024
Accounts receivable, net	2,625	2,338
Prepaid media costs	99	191
Amounts due from subsidiaries of the Company	8,374	7,972
Other current assets	1,142	918
Short-term investment	1,737	1,536
Other non-current assets	10	10
Total assets	15,484	13,989

Liabilities
Accounts payable	2,008	1,065
Deferred revenue	29	—
Lease liabilities	135	112
Bank borrowings	1,590	1,951
Income tax payable	501	433
Amounts due to subsidiaries of the Company	1,060	1,038
Accrued liabilities and other current liabilities	861	646
Deferred tax liabilities	64	26
Total liabilities	6,248	5,271

	For the years ended December 31,
	2021	2022	2023
Net revenues
From subsidiaries of the Company (Note)	1,028	601	2
From third parties	22,837	21,462	12,981
	23,865	22,063	12,983

Net loss (Note)	(900)	(1,367)	(216)

	For the years ended December 31,
	2021	2022	2023
Net cash provided by/(used in) operating activities
From subsidiaries of the Company	772	153	—
From third parties	(2,453)	(1,127)	(1,217)
	(1,681)	(974)	(1,217)

Net cash (used in)/provided by investing activities	(14)	—	146

Net cash provided by/(used in) financing activities
Receipts of advances from group companies	1,588	124	402
Repayments for advances from group companies	(554)	—	(22)
Other financing activities	1,161	(214)	300
	2,195	(90)	680

Note:

Services from VIE and VIE’s subsidiaries to other group companies

The VIE and VIE’s subsidiaries provide online advertising service to other group companies. For the years ended December 31, 2021, 2022 and 2023, the intercompany online advertising service revenues recognized by VIE and VIE’s subsidiaries were US$911, US$291 and US$2, respectively. These transactions are eliminated at the consolidation level.

The VIE and VIE’s subsidiaries also provide other marketing services to other group companies. For the years ended December 31, 2021, 2022 and 2023, the intercompany other marketing service revenues recognized by VIE and VIE’s subsidiaries were US$117, US$310 and US$nil, respectively. These transactions are eliminated at the consolidation level.

Services from other group companies to VIE and VIE’s subsidiaries

WFOE as primary beneficiary and other subsidiaries of the Company provide online advertising service and SaaS services to VIE and VIE’s subsidiaries. For the years ended December 31, 2021, 2022 and 2023, the intercompany online advertising and SaaS service revenues from VIE and VIE’s subsidiaries recognized by WFOE as primary beneficiary and other subsidiaries of the Company were US$49, US$285 and US$5, respectively. These transactions are eliminated at the consolidation level.

Schedule of estimated fair values of financial assets and liabilities

	Fair value measurements using
	Quoted
	prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs	Total fair
	(Level 1)	(Level 2)	(Level 3)	value
As of December 31, 2022
Short-term investment - wealth management	—	1,737	—	1,737
Short-term investments - listed equity securities	1,609	—	—	1,609
Other long-term investment - Available-for-sale debt investment	—	—	3,000	3,000
Other long-term equity investments	—	—	2,970	2,970
	1,609	1,737	5,970	9,316
As of December 31, 2023
Short-term investment - wealth management	—	1,536	—	1,536
Short-term investments - listed equity securities	403	—	—	403
Other long-term investment - Available-for-sale debt investment	—	—	3,179	3,179
	403	1,536	3,179	5,118

Summary of changes in Level 3 financial liabilities for convertible notes and derivative liability

	Contingent consideration
	payable
	For the years ended
	December 31,
	2022	2023
Balance at the beginning of year	4,507	—
Transfer to accrued liabilities	(4,507)	—
Balance at the end of year	—	—

Summary of changes in Level 3 financial assets for debt investment-convertible note

	Available-for-sale debt investments
	For the years ended December 31,
	2022	2023
Balance at the beginning of year	2,550	3,000
Acquisition	3,000	—
Fair value changes	(2,550)	179
Balance at the end of year	3,000	3,179

Summary of changes In financial asset measured using Level 3 input on a non-recurring basis

	Other long-term equity investments
	For the years ended December 31,
	2022	2023
Balance at the beginning of year	12,114	2,970
Investments made/transferred from prepayments	3,500	—
Disposal during the year	—	(1,936)
Transfer to short-term investments - listed equity securities (Note)	(1,510)	—
Impairment on investments	(10,805)	(1,034)
Exchange differences	(329)	—
Balance at the end of year	2,970	—